Salaries and other employee expenses - Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2008 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Restricted shares, charged against income		$ 474,000	$ 354,000	$ 401,000
Restricted shares to directors		931,000	895,000	924,000
Cost pending amortization		$ 821,000
Duration of amortization of restricted cash		2 years 3 months 29 days
Vested shares, fair value		$ 730,000	1,800,000	949,000
Percentage of vesting of restricted share		25.00%
Amortization cost, restricted shares		$ 2,400,000	749,000	984,000
Weighted average fair value at measurement date, share options vested		2,400,000	581,000	838,000
Balance outstanding, restricted shares		$ 1,600,000
Duration of amortization of restricted cash		2 years 2 months 1 day
Provision of restricted stock units		$ 1,700,000
Wages and salaries		$ 20,837,000	$ 18,135,000	$ 13,803,000
“Class E”
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares)		63,000	57,000	63,000
Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Value of granted restricted share options		$ 4,600,000	$ 822,000	$ 1,000,000
Wages and salaries		58,000	62,000	67,000
Maximum of the year | Key management personnel of entity or parent | “Class E”
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of shares to be granted | shares	3,000,000
Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Fair value, restricted shares granted		$ 1,100,000	$ 835,000	$ 923,000
Restricted Stocks | Key management personnel of entity or parent
Disclosure Of Sharebased Payment Arrangements [Line Items]
Granted (in shares) | shares		298,951	63,056	75,796
share-based payment arrangements, Tranche two | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		35.00%
share-based payment arrangements, Tranche three | Restricted Stocks
Disclosure Of Sharebased Payment Arrangements [Line Items]
Percent of award vesting rights for share-based payment arrangement		30.00%